RISK MANAGEMENT - Structural interest rate risk - Interest bearing liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	245,457,924	307,752,748
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	44,672,561	55,424,277
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	41,968,426	32,031,259
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,464,096	18,793,341
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	129,395,293	186,996,074
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,783,487	44,216,052
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,846,622	25,716,022
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	245,457,924	307,752,748
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149	234,470,422
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149	234,470,422
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,932,053	59,225,849
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	735,536	741,009
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,191,400	33,283,682
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,005,117	25,201,158
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,273,697	85,530,244
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,246,230	23,838,666
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,474,525	8,304,838
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,887,596	5,342,572
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	40,361,808	50,693,337
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,549,768	21,189,497
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	74,293,894	89,097,128
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,472,330	9,696,432
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,168,328
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	62,653,236	79,400,696
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	841,505	617,201
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		9,728
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		92,609
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	841,505	514,864
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775	73,282,326
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775	73,282,326
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,087,921	10,672,415
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	566,644	66,358
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,611,592	1,992,364
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,497,949
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,978,380	8,613,693
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		66,358
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,335,944	2,882,157
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,192,398	2,413,764
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	897,471	7,974
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	244,062	274,678
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	181,509	463,366
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,012,902	2,136,139
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,973,414	24,242,553
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,134,649	5,962,597
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,862,681	10,007,688
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,987,704	2,982,781
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,195,008	7,868,540
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,928,021	3,383,544
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28,362,221	32,257,932
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,310,556	22,097,401
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,600,832	837,673
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,556,550	8,401,450
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,662,371	6,501,344
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,542,468	16,517,465
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,357,275	3,227,269
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,222,084	1,045,491
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	313,459	433,553
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,121,907	1,791,860
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	171,581	78,807
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 750,328	$ 923,049